Consolidated Statements of Comprehensive Income (Parenthetical) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Profit or loss [abstract]
Includes Company's share in other comprehensive income (loss) of investees according to the equity method			₪ 1	₪ 21
Breakdown of total comprehensive income (loss) attributable to equity holders of the Company:
Net income	493	142	787	620
Exchange differences on translation of foreign operations	(490)	(141)	(197)	(1,900)
Net gains (losses) on cash flow hedges	(3)	(1)	20	(7)
Net gains (losses) on available-for-sale financial assets	41	12	83	(66)
Realization of capital reserves of company previously accounted for using the equity method				452
Realization of capital reserves on sale of previously consolidated subsidiary	2,054	592	43
Total	₪ 2,095	$ 604	₪ 736	₪ (901)